Revenue - Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 22,869	$ 23,059
Less than 1 Year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	8,807	13,318
1-2 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	7,842	4,224
2-5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	6,206	$ 5,517
More than 5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 14